Financial instruments and risk management - Summary of Aging of Trade Receivables and the Related Impairment (Detail) - Credit risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Gross	$ 208,619	$ 238,666	$ 278,277
Impairment	14,680	12,431	7,968
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross	183,449	154,846	243,858
Impairment	$ 561	$ 2,167	$ 259
Percentage of trade receivables	(0.30%)	(1.40%)	(0.10%)
Past due between 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross	$ 9,768	$ 62,848	$ 24,807
Impairment	$ 234	$ 329	$ 293
Percentage of trade receivables	(2.40%)	(0.50%)	(1.20%)
Past due between 31-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross	$ 7,655	$ 16,061	$ 4,579
Impairment	$ 6,138	$ 5,210	$ 2,383
Percentage of trade receivables	(80.20%)	(32.40%)	(52.00%)
Past due above 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross	$ 7,747	$ 4,911	$ 5,033
Impairment	$ 7,747	$ 4,725	$ 5,033
Percentage of trade receivables	(100.00%)	(96.20%)	(100.00%)